Income taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income taxes
Schedule of income tax recognized in profit or loss

	2021		2020	2019

Current tax	Ps.	782,901	576,834	229,900
Deferred tax expense (benefit)		41,553	(34,066)	2,792

	Ps.	824,454	542,768	232,692

Schedule of reconciliation of income tax expense recognized from statutory to effective ISR rate

	2021		2020	2019

Profit before income tax	Ps.	2,625,338	881,129	704,834
Tax rate		30%	30%	30%
Income tax expense calculated at 30% statutory tax rate		787,601	264,339	211,450

Inflation effects, net		25,039	8,333	6,278
Non-deductible expenses		5,790	5,493	3,202
Loss on valuation of warrants		—	255,456	—
Share-based payments		1,744	8,275	—
Other items, net		4,280	872	11,762

	Ps.	824,454	542,768	232,692
		31%	62%	33%

Schedule of deferred tax asset (liabilities) as well as the reconciliation of changes in deferred taxes balances

				Recognized in
	As of			other	As of
	January 01,		Recognized in	comprehensive	December 31,
Temporary differences	2019		profit or loss	income	2019

Deferred tax assets:
Expected credit loss	Ps.	2,802	2,415	—	5,217
Accruals and provisions		26,632	(668)	(26)	25,938
Derivative financial instruments		4,989	(4,989)	—	—
Property, plant and equipment		74	4,505	—	4,579

Deferred tax liabilities:
Intangible assets		(87,740)	1,920	—	(85,820)
Inventories		(6,192)	(3,161)	—	(9,353)
Derivative financial instruments		—	(89)	—	(89)
Other assets and prepaid expenses		(11,192)	(2,699)	—	(13,891)

Net deferred tax liability	Ps.	(70,627)	(2,766)	(26)	(73,419)

				Recognized in
	As of			other	As of
	December 31,		Recognized in	comprehensive	January 03,
Temporary differences	2019		profit or loss	income	2021

Deferred tax assets:
Expected credit loss	Ps.	5,217	(3,732)	—	1,485
Accruals and provisions		25,938	42,340	360	68,638
Derivative financial instruments		—	35,886	—	35,886
Property, plant and equipment		4,579	(4,579)	—	—

Deferred tax liabilities:
Intangible assets		(85,820)	1,920	—	(83,900)
Inventories		(9,353)	(21,687)	—	(31,040)
Derivative financial instruments		(89)	89	—	—
Property, plant and equipment		—	(10,888)	—	(10,888)
Other assets and prepaid expenses		(13,891)	(5,644)	—	(19,535)

Net deferred tax liability	Ps.	(73,419)	33,705	360	(39,354)

	As of			other	As of
	January 03,		Recognized in	comprehensive	December 31,
Temporary differences	2021		profit or loss	income	2021

Deferred tax assets:
Expected credit loss	Ps.	1,485	21,203	—	22,688
Accruals and provisions		68,638	(31,514)	—	37,124
Derivative financial instruments		35,886	(35,886)	—	—
Property, plant and equipment		—	5,538	—	5,538

Deferred tax liabilities:
Intangible assets		(83,900)	1,920	—	(81,980)
Inventories		(31,040)	830	—	(30,210)
Derivative financial instruments		—	(7,380)	—	(7,380)
Property, plant and equipment		(10,888)	10,888	—	—
Other assets and prepaid expenses		(19,535)	(7,152)	—	(26,687)

Net deferred tax liability	Ps.	(39,354)	(41,553)	—	(80,907)